Weighted-Average Assumptions Used for Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Term (in Years)	7 years 6 months	7 years 8 months 12 days	7 years 4 months 24 days
Dividend Yield	2.79%	4.56%	4.38%
Expected Volatility	34.00%	43.20%	41.50%
Risk Free Interest Rate	1.42%	2.94%	2.64%